Multi-Asset Diversified Income Index Fund Investment Objectives and Goals - Multi-Asset Diversified Income Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Diversified Income Index Fund (MDIV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Multi-Asset Diversified IncomeTM Index (the “Index”).